Commitments	12 Months Ended
Dec. 31, 2016
Commitments [Abstract]
COMMITMENTS

Notes 12 – COMMITMENTS

The Company leases facilities with expiration dates between February 2016 and December 2024. Rental expense for the years ended December 31, 2016, 2015 and 2014 was $1,783,888, $1,426,695 and $788,216, respectively. The Company has future minimum lease obligations as of December 31, 2016 as follows:

2017	1,125,865
2018	521,376
2019	436,176
2020	351,265
2021	155,128
Thereafter	465,383
Total	$3,055,193

JTIS leased offices and apartments located in Huai’an Economic and Technology Development District (the “District”). To attract more business in the newly constructed business center, the local government provided incentive to all companies located in the District by offering free office rent for certain period of time. The initial rent free period given to JTIS is 5 years and subject to change. For the year ended December 31, 2016, JTIS was also provided three apartments free of charge by the local government.